Loans and advances to customers - Standard loans past due 90 days or less (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	€ 848,915	€ 790,470	€ 790,848
Less than 1 month | Loans and receivables category
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	1,381
1 to 2 months | Loans and receivables category
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	623
2 to 3 months | Loans and receivables category
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	373
Public sector | Less than 1 month | Loans and receivables category
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	1
Public sector | 1 to 2 months | Loans and receivables category
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances to customers	€ 1